SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17.      SHARE-BASED COMPENSATION

In March 2023, the Company completed a redomicile merger, pursuant to which CASI Delaware merged with and into CASI Cayman, with CASI Cayman surviving the merger as the surviving company and successor issuer. As a result, CASI Cayman succeeded CASI Delaware’s share compensation plans. CASI Delaware has adopted various share compensation plans for executive, management and staff of the Company, as well as outside directors and consultants.

On June 15, 2021, the 2021 Long-Term Incentive Plan (the “2021 Plan”) was approved by CASI Delaware's shareholders. The maximum number of shares of common stock that are available for grants and awards equals to 2,000,000 shares of stock, which includes all remaining shares of common stock under the 2011 Plan. Currently, the 2021 Plan is administered by the Company’s compensation committee. As of December 31, 2022, a total of 888,738 shares remained available for grant under the Company’s 2021 Plan.

In addition, CASI Delaware also granted share options to Dr. He, its Chairman and CEO. On June 15, 2021, the Board approved a grant of share options to Dr. He which consists of 400,000 shares time-based and 400,000 shares performance-based share options.

The share-based compensation expenses are recorded as components of general and administrative expense, selling and marketing expense, and research and development expense, as follows:

	Year Ended December 31,
(In thousands)	2022	2021	2020
Research and development	$624	$361	$245
Sales and marketing	174	449	39
General and administrative	6,212	6,960	7,537
Share-based compensation expense	$7,010	$7,770	$7,821

Compensation expense related to share options with service conditions is recognized over the requisite service period, which is generally the option vesting term of up to four years. Compensation expense related to share options with performance conditions are recognized when it is probable that the performance condition will be achieved. For the years ended December 31, 2022, 2021 and 2020, $2.7 million, $2.3 million and $0.1 million was expensed for share option awards with performance conditions that were probable during the year, respectively.

The Company uses the Black-Scholes-Merton valuation model to estimate the fair value of service based and performance-based share options granted to employees. Such model requires the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company uses the historical volatility based on the daily price observations of its ordinary share during the period immediately preceding the share-based award grant that is equal in length to the award’s expected term. The Company believes that historical volatility represents the best estimate of future long term volatility.

Risk-Free Interest Rate—This is the average interest rate consistent with the yield available on a U.S. Treasury note (with a term equal to the expected term of the underlying grants) at the date the option was granted.

Expected Term of Options—This is the period of time that the options granted are expected to remain outstanding. The Company uses a simplified method for estimating the expected term of service based awards granted. For performance based awards, the expected term is based on the derived service period.

Expected Dividend Yield—The Company has never declared or paid dividends on its ordinary share and does not anticipate paying any dividends in the foreseeable future. As such, the dividend yield percentage is assumed to be zero.

Following are the assumptions used in valuing the share options granted to employees during the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Range of expected volatility	76.64% to 78.51%	75.69% to 81.50%	75.84% to 81.63%
Range of risk free interest rate	1.98% to 2.71%	0.72% to1.38%	0.31% to 1.77%
Weighted average expected option life (in years)	5.53	6.17	6.10
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options	$0.32	$1.0	$1.85

A summary of the Company’s share option plans and changes in options outstanding under the plans during the years ended December 31, 2022, 2021 and 2020 is as follows:

		Weighted Average	Weighted Average Remaining
	Number of Options	Exercise Price	Contractual Term In Years	Aggregate Intrinsic Value
Outstanding at December 31, 2019	1,826,831	$25.8
Granted	238,067	$27.1
Exercised	(278,949)	$13.9		$1,856,978
Expired	(11,769)	$50.6
Forfeited	(99,563)	$37.8
Outstanding at December 31, 2020	1,674,617	$27.1
Exercised	—	$—		$—
Granted	1,793,951	$14.9
Expired	(38,700)	$45.6
Forfeited	(106,250)	$26.4
Outstanding at December 31, 2021	3,323,618	$20.4
Exercised	—	$—		$—
Granted	199,061	$4.8
Expired	(93,250)	$19.7
Forfeited	(40,050)	$18.6
Outstanding at December 31, 2022	3,389,379	$19.5	6.59	$—
Vested and expected to vest at December 31, 2022	3,376,379	$19.5	6.59	$—
Exercisable at December 31, 2022	1,846,849	$23.3	5.29	$—

The aggregate intrinsic value is calculated as the difference between (i) the closing price of the ordinary share at December 31, 2022 and (ii) the exercise price of the underlying awards, multiplied by the number of options that had an exercise price less than the closing price on the last trading day of the year. Cash received from option exercises under all share-based payment arrangements for the years ended December 31, 2022, 2021 and 2020 was nil, nil and $3.9 million, respectively.

The following summarizes information about share options that are outstanding at December 31, 2022:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average	Number	Average
Range of	Outstanding at	Contractual	Exercise	Exercisable at	Exercise
Exercise Prices	December 31, 2022	Life in Years	Price	December 31, 2022	Price
$4.66 - $8.60	270,043	3.68	$5.83	175,013	$6.46
$8.74 - $13.11	1,047,219	7.68	$11.41	397,719	$11.05
$13.40 - $20.10	1,156,775	6.72	$17.07	442,225	$16.74
$20.30 - $30.45	453,767	6.35	$28.20	441,717	$28.28
$31.10 - $46.65	333,075	5.89	$32.54	261,675	$32.31
$61.80 - $92.70	128,500	5.33	$71.06	128,500	$71.06
	3,389,379	6.59	$19.48	1,846,849	$23.29

As of December 31, 2022, there was $9.5 million of total unrecognized compensation expense related to non-vested share options, which included $9.3 million expense expected to be recognized over a weighted-average period of 2.2 years, and $0.2 million related to non-probable performance condition options.